Tax Matters - Additional Information (Detail) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Statement [Line Items]
Summary Of Utilization of non capital tax losses during the period		$ 306.5
Applicable tax rate	25.00%	25.00%
Canadian Federal Income Tax [Member]
Statement [Line Items]
Applicable tax rate	15.00%	15.00%
Canadian Provincial Income Tax [Member]
Statement [Line Items]
Applicable tax rate	10.00%	10.00%